NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2015
Newbuildings [Abstract]
Components of newbuildings

(in thousands of $)	2015	2014
Purchase price installments	12,375	312,160
Interest costs capitalized	1,139	17,806
Other costs capitalized	47	14,577
	13,561	344,543